Loans receivable, net	12 Months Ended
Jun. 30, 2025
Loans receivable, net
Loans receivable, net

Note 5 – Loans receivable, net

Outstanding balances on loans receivable consist of the following as of June 30, 2025 and 2024:

				June 30,	June 30,
Third party	Maturity	Interest rate	Collateral/Guarantee	2025	2024
A	December 15, 2024 (Fully repaid in October and December 2024, respectively)	15.0%	None	$—	$950,000
A	January 5, 2026	10.0%	None	499,934	500,000
A	April 30, 2025 (Extended to April 30, 2026 on April 30, 2025)	10.0%	None	1,600,000	1,600,000
B	October 28, 2024 (Fully repaid in October 2024)	0.0%	None	—	595,822
Loans receivable from third parties				2,099,934	3,645,822
Allowance for credit losses				(209,993)	(275,500)
Loans receivable, net				$1,889,941	$3,370,322

Movements of allowance for credit losses are as follows:

	For the year ended	For the year ended	For the year ended
	June 30,	June 30,	June 30,
	2025	2024	2023
Beginning balance	$275,500	$—	$—
(Recovery) addition	(65,507)	275,500	—
Ending balance	$209,993	$275,500	$—

Interest income of the above loans receivable for the years ended June 30, 2025, 2024 and 2023 amounted to $210,000, $97,917 and nil, respectively. These loans were refundable and made in relation to establishing relationship for potential service providers of cryptocurrency operations.